Note 6 - Stockholders' Equity - Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Plans [Member]
Expected life (in years)	4 years 182 days	4 years 219 days	4 years 292 days
Volatility	45.80%	44.00%	54.10%
Risk-free interest rate	1.37%	1.54%	1.03%
Expected dividend	0.00%	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Expected life (in years)	1 year 91 days	1 year 91 days	1 year 91 days
Volatility	50.10%	33.40%	45.30%
Risk-free interest rate	0.34%	0.21%	0.19%
Expected dividend	0.00%	0.00%	0.00%